     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 15, 1997.


                                                                FILE NO. 33-4163

                                                               FILE NO. 811-4620

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933        / /


                        POST-EFFECTIVE AMENDMENT NO. 24    /X/


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940    / /

                                AMENDMENT NO.              /X/
                            ------------------------

                                CRESTFUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                                32 South Street
                           Baltimore, Maryland 21210
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 273-7827

                       TODD B. CIPPERMAN, VICE PRESIDENT
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          John H. Grady, Jr., Esquire                David M. Carter, Esquire
          Morgan, Lewis & Bockius LLP                Hunton & Williams
          1800 M Street NW                           Riverfront Plaza, East
          Washington, D.C. 20036                     Tower
                                                     951 East Byrd Street
                                                     Richmond, Virginia
                                                     23219-4074

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box)

             / /  immediately upon filing pursuant to paragraph (b)

/ /  on [date] pursuant to paragraph (b)


/X/  60 days after filing pursuant to paragraph (a)(1)


/ /  on [date] pursuant to paragraph (a)(1)


/ /  75 days after filing pursuant to paragraph (a)(2)


/ /  on [date] pursuant to (a)(2) of Rule 485


    Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares of common stock. Registrant's Rule 24f-2 Notice for fiscal year ended November 30, 1996 was filed on January 29, 1997.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                CRESTFUNDS, INC.
                             CROSS REFERENCE SHEET
                        POST-EFFECTIVE AMENDMENT NO. 24


N-1A ITEM NO.                                                                        LOCATION
--------------------------------------------------------------  --------------------------------------------------

PART A
Item 1.     Cover Page........................................  Cover Page

Item 2.     Synopsis..........................................  Summary of Portfolio Expenses

Item 3.     Condensed Financial Information...................                          *

Item 4.     General Description of Registrant.................  Description of Common Stock; Investment Objectives
                                                                  and Policies; General Investment Policies of the
                                                                  Portfolios; Investment Limitations of the
                                                                  Portfolios; Description of Permitted Investments
                                                                  and Risk Factors

Item 5.     Management of the Company.........................  Description of Common Stock; Portfolio
                                                                  Transactions; Banking Law Matters; Advisory and
                                                                  Related Agreements; Other Expense Information

Item 5A.    Management's Discussion of Fund Performance.......                          *

Item 6.     Capital Stock and Other Securities................  Description of Common Stock; How to Purchase,
                                                                  Exchange and Redeem Shares; Dividends and Tax
                                                                  Matters

Item 7.     Purchase of Securities Being Offered..............  Advisory and Related Agreements; Pricing of Shares
                                                                  and Valuation; How to Purchase, Exchange and
                                                                  Redeem Shares

Item 8.     Redemption or Repurchase..........................  How to Purchase, Exchange and Redeem Shares

Item 9.     Pending Legal Proceedings.........................                          *

PART B

Item 10.    Cover Page........................................  Cover Page

Item 11.    Table of Contents.................................  Cover Page

Item 12.    General Information and History...................                          *

Item 13.    Investment Objectives and Policies................  Investment Policies and Limitations of the
                                                                  Portfolios; Investment Practices of the
                                                                  Underlying CrestFunds; Portfolio Transactions

Item 14.    Management of the Registrant......................  Directors and Officers and Affiliated Persons

Item 15.    Control Persons and Principal Holders.............                          *

                                      (i)

N-1A ITEM NO.                                                                        LOCATION
--------------------------------------------------------------  --------------------------------------------------
Item 16.    Investment Advisory and Other Services............  Directors and Officers and Affiliated Persons; The
                                                                  Adviser; Administrator and Distributor; Transfer
                                                                  Agent; Custodian; Auditor

Item 17.    Brokerage Allocation..............................  Portfolio Transactions

Item 18.    Capital Stock and Other Securities................  Additional Description of Common Stock

Item 19.    Purchase, Redemption, and Pricing of Securities
              Being Offered...................................  Valuation of Portfolio Securities; Additional
                                                                  Information Regarding Pricing and Redemptions

Item 20.    Tax Status........................................  Distributions and Taxes; Tax Status of the
                                                                  Portfolios

Item 21.    Underwriters......................................  Additional Description of Common Stock;
                                                                  Administrator and Distributor

Item 22.    Calculation of Yield Quotations...................  Portfolio Performance

Item 23.    Financial Statements..............................  Financial Statements

------------------------

*  Not Applicable

                                     PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                      (ii)

    The Prospectus and the Statement of Additional Information for the Maximum Growth Portfolio, Growth & Income Portfolio, and Balanced Portfolio included as a part of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (File No. 33-4163) filed with the Securities and Exchange Commission on April 14, 1997, are hereby incorporated by reference as if set forth in full herein.

                                CRESTFUNDS, INC.



 MAXIMUM GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND BALANCED PORTFOLIO



   SUPPLEMENT DATED SEPTEMBER 13, 1997 TO THE PROSPECTUS DATED JUNE 28, 1997



    THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.



    The following information is added before the section on page 5 titled "Investment Objectives and Policies":



PERFORMANCE INFORMATION FOR ASSET ALLOCATION PROGRAMS



    The assets now in the Maximum Growth, Growth and Income, and Balanced Portfolios previously were managed by Crestar Asset Management Company pursuant to discretionary asset allocation programs prior to each such Portfolio's commencement of operations.



    Set forth below is certain performance data for these asset allocation programs, which is relevant because the asset allocation programs were managed using substantially the same investment objectives, policies and restrictions as apply to each respective Portfolio. Please note, however, that the asset allocation programs were not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if they had been applicable, may have adversely affected the asset allocation programs' performance. Moreover, the performance data shown below does not represent the historical performance of any Portfolio and should not be interpreted as indicative of future performance of any Portfolio.



    The average annual total returns for each asset allocation program (adjusted to reflect Portfolio expenses, net of voluntary waivers and reimbursements) for the one-year and three-year periods ended March 31, 1997, as well as the period from inception of the asset allocation programs through that date, were as follows:



----------------------------------------------------------------------------------

                                       ONE YEAR      THREE YEARS   SINCE INCEPTION
                                        (ENDING        (ENDING        (1/1/93 -
                                       3/31/97)       3/31/97)        3/31/97)
----------------------------------------------------------------------------------
Maximum Growth
 Asset Allocation Program                  9.57%         12.83%          11.08%

Balanced Growth
 Asset Allocation Program                  7.66%         10.87%           9.26%

Balanced Total Return
 Asset Allocation Program                  6.67%          9.61%           8.23%



    The asset allocation programs did not incur expenses that directly correspond to the advisory, administrative, and other fees to which the Portfolios are subject. Accordingly, the performance information has been adjusted by applying the total expense ratios for the corresponding Portfolio, as disclosed herein, which reduced the actual performance of the asset allocation programs.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                CRESTFUNDS, INC.
                           PART C: OTHER INFORMATION
                        POST-EFFECTIVE AMENDMENT NO. 24


Item 24. FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements:  None

        Part A--Prospectus:  None

        Part B--Statement of Additional Information:  None

    (b) Additional Exhibits

        1(a)     Articles of Incorporation of the Registrant (filed as Exhibit 1 to
                   Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
        1(b)     Articles of Amendment to the Articles of Incorporation dated as of July
                   10, 1992 (filed as Exhibit 1(b) to Post-Effective Amendment No. 9 to
                   Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
        1(c)     Articles Supplementary to the Articles of Incorporation dated as of July
                   10, 1992 (filed as Exhibit 1(c) to Post-Effective Amendment No. 9 to
                   Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
        1(d)     Articles Supplementary to the Articles of Incorporation dated as of March
                   28, 1995 (filed as Exhibit 1(d) to Post-Effective Amendment No. 18 to
                   Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
        1(e)     Articles Supplementary to the Articles of Incorporation dated as of
                   February 27, 1996 (filed as Exhibit 1(e) to Post-Effective Amendment
                   No. 20 to Registration Statement on Form N-1A (File No. 33-4163) and
                   incorporated herein by reference).
        2        Copy of amended By-Laws of the Registrant (filed as Exhibit 2 to
                   Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
                   (File No. 33-4163) and incorporated herein by reference).
        3        Not applicable.
        4        Form of Certificate for shares of Cash Reserve Fund Common Stock of the
                   Registrant (filed as Exhibit 4 to Registration Statement on Form N-1A
                   (File No. 33-4163) and incorporated herein by reference).
                 Form of Certificate for shares of U.S. Treasury Fund Common Stock of the
                   Registrant (filed as Exhibit 4 to Pre-Effective Amendment No. 1 to
                   Registration Statement on Form N-1A (File No. 33-3143) and incorporated herein by reference).
                 Form of Certificate for shares of Tax Free Fund Common Stock of the
                   Registrant (filed as Exhibit 4 to Post-Effective Amendment No. 4 to
                   Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
        5        Form of revised Investment Advisory Agreement between the Registrant and
                   Capitoline Investment Services Incorporated (filed as Exhibit 5 to
                   Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                   (File No. 33-4163) and incorporated herein by reference).

        6(a)     Administration Agreement between the Registrant and SEI Financial
                   Management Corporation (filed as Exhibit 6(a) to Post-Effective
                   Amendment No. 16 to Registration Statement on Form N-1A (File No.
                   33-4163) and incorporated herein by reference).
        6(b)     Distribution Agreement between Registrant and SEI Financial Services
                   Company (filed as Exhibit 6(b) to Post-Effective Amendment No. 17 to
                   Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
        7        Not applicable.
        8(a)     Custodian Agreement between Registrant and Crestar Bank (filed as Exhibit
                   8(a) to Post-Effective Amendment No. 9 to Registration Statement on
                   Form N-1A (File No. 33-4163) and incorporated herein by reference).
        8(b)     Transfer Agency Agreement between Registrant and Crestar Bank (filed as
                   Exhibit 8(b) to Post-Effective Amendment No. 9 to Registration
                   Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
        9        Not applicable.
       10(c)     Opinion of Hunton & Williams (filed as Exhibit 10(c) to Post-Effective
                   Amendment No. 20 to Registration Statement on Form N-1A (File No.
                   33-4163) and incorporated herein by reference).
       11(a)     Not applicable.
       12        Not applicable.
       13        Investment representation letter of John Y. Keffer as initial purchaser of shares of stock of the Registrant (filed as Exhibit 13 to
                   Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
                   (File No. 33-4163) and incorporated herein by reference).
       14        Not applicable.
       15        Distribution and Service Plans adopted under Rule 12b-1 by the Registrant on behalf of each series (filed as Exhibit 15 to Post-Effective
                   Amendment No. 9 to Registration Statement on Form N-1A (File No.
                   33-4163) and incorporated herein by reference).
       15(a)     Additional Distribution and Service Plans for Cash Reserve Fund, U.S.
                   Treasury Money Fund and Tax Free Money Fund (filed as Exhibit 15(a) to
                   Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                   (File No. 33-4163) and incorporated herein by reference).
       15(b)     Amended and Restated Distribution and Service Plan Trust Class and
                   Investors Class A (filed as Exhibit 15(b) to Post-Effective Amendment
                   No. 16 to Registration Statement on Form N-1A (File No. 33-4163) and
                   incorporated herein by reference).
       15(c)     Amended and Restated Distribution and Service Plan Investors Class A
                   (filed as Exhibit 15(c) to Post-Effective Amendment No. 16 to
                   Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
       15(d)     Investors Class B Distribution and Service Plan Contingent Deferred Sales
                   Charge Class (filed as Exhibit 15(d) to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 33-4163) and
                   incorporated herein by reference).
       16        Schedule for computation of performance quotations (filed as Exhibit 16 to Post-Effective Amendment No. 10 to Registration Statement on Form
                   N-1A (File No. 33-4163) and incorporated herein by reference).

 Other Exhibits  Powers of attorney (filed as Other Exhibits to Post-Effective Amendment
                   No. 14 to Registration Statement on Form N-1A (File No. 33-4163) and to
                   Post- Effective Amendment No. 17 to Registration Statement on Form N-1A
                   (File No. 33-4163) and incorporated herein by reference).
                 Representation letter of Bayshore Funds, Inc. (filed as Other Exhibit to
                   Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                   (File No. 33-4163) and incorporated herein by reference).
                 Rule 18f-3 Plan (filed as Other Exhibit to Post-Effective Amendment No.
                   17 to Registration Statement on Form N-1A (File No. 33-4163) and
                   incorporated herein by reference).

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


    See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 26. NUMBER OF HOLDERS OF SECURITIES


    The following information is furnished as of May 30, 1997.



                                                                                              RECORD
TITLE OF CLASS                                                                                HOLDERS
------------------------------------------------------------------------------------------  -----------

TRUST CLASS SHARES
Cash Reserve Fund.........................................................................         951
U.S. Treasury Money Fund..................................................................           6
Tax Free Money Fund.......................................................................         227
Limited Term Bond Fund....................................................................         796
Intermediate Bond Fund....................................................................         797
Government Bond Fund......................................................................         796
Virginia Municipal Bond Fund..............................................................         182
Maryland Municipal Bond Fund..............................................................          42
Virginia Intermediate Municipal Bond Fund.................................................         182
Value Fund................................................................................       1,107
Capital Appreciation Fund.................................................................       1,108
Special Equity Fund.......................................................................         937
Balanced Portfolio........................................................................           0
Growth & Income Portfolio.................................................................           0
Maximum Growth Portfolio..................................................................           0

INVESTOR CLASS A SHARES
Cash Reserve Fund.........................................................................         119
U.S. Treasury Money Fund..................................................................           0
Tax Free Money Fund.......................................................................          10
Limited Term Bond Fund....................................................................          86
Intermediate Bond Fund....................................................................         241
Government Bond Fund......................................................................           0
Virginia Municipal Bond Fund..............................................................           0
Maryland Municipal Bond Fund..............................................................           0
Virginia Intermediate Municipal Bond Fund.................................................         285
Value Fund................................................................................       2,276
Capital Appreciation Fund.................................................................       1,077
Special Equity Fund.......................................................................         821

                                                                                              RECORD
TITLE OF CLASS                                                                                HOLDERS
------------------------------------------------------------------------------------------  -----------
INVESTOR CLASS B SHARES
Cash Reserve Fund.........................................................................           5
Government Bond Fund......................................................................          83
Virginia Municipal Bond Fund..............................................................          43
Maryland Municipal Bond Fund..............................................................          14
Value Fund................................................................................         894
Special Equity Fund.......................................................................         174


Item 27. INDEMNIFICATION:

    In accordance with section 2-218 of the General Corporation Law of the State of Maryland, Article EIGHTH of the Registrant's Articles of Incorporation provides as follows:

       "EIGHTH: To the maximum extent permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities."

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registration has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant on the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

       In the event that a claim for indemnification is asserted by a director or officer of the Registrant in connection with the securities being registered, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of directors who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

       The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (x) such person shall provide security for his undertaking, (y) the Registrant shall be insured against losses arising by reason of any lawful advances or (z) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER:

    Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of Crestar Asset Management Company is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

         NAME AND POSITION                                                         CONNECTION WITH
            WITH ADVISER                    NAME OF OTHER COMPANY                   OTHER COMPANY
------------------------------------  ---------------------------------  ------------------------------------
Thomas Dean Hogan                     Crestar Bank                       Group Executive Vice President
Chairman, Director

Ben L. Jones                          First Fidelity Bancorp             Chief Investment Officer
President, Director

Robert F. Norfleet, Jr.               Crestar Bank                       Director of Client Relations;
Director                                                                   Prior thereto Corporate Executive
                                                                           Vice President

Linda Flory Rigsby                    Crestar Financial Corporation      Senior Vice President, Deputy
                                                                           General Counsel & Corporate
                                                                           Secretary
                                      Crestar Bank                       Senior Vice President,
                                                                           Deputy General Counsel & Corporate
                                                                           Secretary

    The description of Crestar Asset Management Company under the caption "Adviser" in the Prospectus and Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

Item 29. PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


    Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:



SEI Daily Income Trust                                   July 15, 1982
SEI Liquid Asset Trust                                   November 29, 1982
SEI Tax Exempt Trust                                     December 3, 1982
SEI Index Funds                                          July 10, 1985
SEI Institutional Managed Trust                          January 22, 1987
SEI International Trust                                  August 30, 1988
The Advisors' Inner Circle Fund                          November 14, 1991
The Pillar Funds                                         February 28, 1992
CUFUND                                                   May 1, 1992
STI Classic Funds                                        May 29, 1992
CoreFunds, Inc.                                          October 30, 1992
First American Funds, Inc.                               November 1, 1992
First American Investment Funds, Inc.                    November 1, 1992
The Arbor Fund                                           January 28, 1993
Boston 1784 Funds-Registered Trademark-                  June 1, 1993
The PBHG Funds, Inc.                                     July 16, 1993
Marquis Funds-Registered Trademark-                      August 17, 1993

Morgan Grenfell Investment Trust                         January 3, 1994
The Achievement Funds Trust                              December 27, 1994
Bishop Street Funds                                      January 27, 1995
STI Classic Variable Trust                               August 18, 1995
ARK Funds                                                November 1, 1995
Monitor Funds                                            January 11, 1996
FMB Funds, Inc.                                          March 1, 1996
SEI Asset Allocation Trust                               April 1, 1996
TIP Funds                                                April 28, 1996
SEI Institutional Investments Trust                      June 14, 1996
First American Strategy Funds, Inc.                      October 1, 1996
HighMark Funds                                           February 15, 1997
Armada Funds                                             March 8, 1997
The Expedition Funds                                     June 9, 1997



    SEI Investments Distribution Co. provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                               POSITION AND OFFICE                        POSITIONS AND OFFICES
          NAME                                   WITH UNDERWRITER                            WITH REGISTRANT
-------------------------  ------------------------------------------------------------  ------------------------
Alfred P. West, Jr.        Director, Chairman & Chief Executive Officer                             --
Henry H. Greer             Director, President & Chief Operating Officer                            --
Carmen V. Romeo            Director, Executive Vice President & President-Investment                --
                             Advisory Group
Gilbert L. Beebower        Executive Vice President                                                 --
Richard B. Lieb            Executive Vice President, President-Investment Services                  --
                             Division
Dennis J. McGonigle        Executive Vice President                                                 --
Leo J. Dolan, Jr.          Senior Vice President                                                    --
Carl A. Guarino            Senior Vice President                                                    --
Larry Hutchison            Senior Vice President                                                    --
David G. Lee               Senior Vice President                                                    --
Jack May                   Senior Vice President                                                    --
A. Keith McDowell          Senior Vice President                                                    --
Hartland J. McKeown        Senior Vice President                                                    --
Barbara J. Moore           Senior Vice President                                                    --
Kevin P. Robins            Senior Vice President, General Counsel & Secretary            Vice President &
                                                                                           Assistant Secretary
Robert Wagner              Senior Vice President                                                    --
Patrick K. Walsh           Senior Vice President                                                    --
Robert Aller               Vice President                                                           --
Marc H. Cahn               Vice President & Assistant Secretary                                     --
Gordon W. Carpenter        Vice President                                                           --

                                               POSITION AND OFFICE                        POSITIONS AND OFFICES
          NAME                                   WITH UNDERWRITER                            WITH REGISTRANT
-------------------------  ------------------------------------------------------------  ------------------------
Todd Cipperman             Vice President & Assistant Secretary                          Vice President &
                                                                                           Assistant Secretary
Robert Crudup              Vice President & Managing Director                                       --
Barbara Doyne              Vice President                                                           --
Jeff Drennen               Vice President                                                           --
Vic Galef                  Vice President & Managing Director                                       --
Kathy Heilig               Vice President & Treasurer                                               --
Michael Kantor             Vice President                                                           --
Samuel King                Vice President                                                           --
Kim Kirk                   Vice President & Managing Director                                       --
Donald H. Korytowski       Vice President                                                           --
John Krzeminski            Vice President & Managing Director                                       --
Carolyn McLaurin           Vice President & Managing Director                                       --
W. Kelso Morrill           Vice President                                                           --
Joanne Nelson              Vice President                                                           --
Barbara A. Nugent          Vice President & Assistant Secretary                                     --
Sandra K. Orlow            Vice President & Assistant Secretary                                     --
Donald Pepin               Vice President & Managing Director                                       --
Kim Rainey                 Vice President                                                           --
Mark Samuels               Vice President & Managing Director                                       --
Steve Smith                Vice President                                                           --
Daniel Spaventa            Vice President                                                           --
Kathryn L. Stanton         Vice President & Assistant Secretary                          Vice President &
                                                                                           Assistant Secretary
Wayne M. Withrow           Vice President & Managing Director                                       --
James Dougherty            Director of Brokerage Services                                           --


Item 30. LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

           Crestar Bank
           919 East Main Street
           Richmond, Virginia 23219

        (b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Fund Resources
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers and Sub-Advisers:

           Crestar Asset Management Company
           919 East Main Street
           Richmond, Virginia 23219

Item 31. MANAGEMENT SERVICES:

    None.

Item 32. UNDERTAKINGS:

    The Registrant undertakes for the Fund(s): (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

    The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

    Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Maximum Growth Portfolio, Growth & Income Portfolio, and the Balanced Portfolio of the Registrant or the effective date of the Post-Effective Amendment No. 23 to the Registrant's 1933 Act Registration Statement.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 24 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on this 11th day of July, 1997.


                                          CrestFunds-Registered Trademark-, Inc.
                                          (formerly Bayshore Funds, Inc.)

                                          By: /s/ JESSE F. WILLIAMS

                                          --------------------------------------

                                                     Jesse F. Williams,
                                                   CHAIRMAN AND PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


    /s/ JESSE F. WILLIAMS
------------------------------  Chairman, President &          July 11, 1997
      Jesse F. Williams           Director

    /s/ ROBERT DELLACROCE
------------------------------  Controller                     July 11, 1997
      Robert DellaCroce

              *
------------------------------  Director                       July 11, 1997
       F. David Fowler

              *
------------------------------  Director                       July 11, 1997
    John Bruce James, Jr.

              *
------------------------------  Director                       July 11, 1997
        Jean L. Oakey

              *
------------------------------  Director                       July 11, 1997
      Glen Douglas Pond



*By:   /s/ ANTHONY C.J. NULAND
      -------------------------
         Anthony C.J. Nuland
          POWER OF ATTORNEY

                                 EXHIBIT INDEX

NAME                                                                               EXHIBIT         SEQUENTIAL PAGE #
----------------------------------------------------------------------------  -----------------  ---------------------

Articles of Incorporation of the Registrant (filed as Exhibit 1 to                    1(a)
  Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Articles of Amendment to the Articles of Incorporation dated as of July 10,           1(b)
  1992 (filed as Exhibit 1(b) to Post-Effective Amendment No. 9 to
  Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Articles Supplementary to the Articles of Incorporation dated as of July 10,          1(c)
  1992 (filed as Exhibit 1(c) to Post Effective Amendment No. to
  Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Articles Supplementary to the Articles of Incorporation dated as of March             1(d)
  28, 1995 (filed as Exhibit 1(d) to Post-Effective Amendment No. 18 to
  Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Articles Supplementary to the Articles of Incorporation dated as of February          1(e)
  27, 1996 (filed as Exhibit 1(e) to Post-Effective Amendment No. 20 to
  Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Copy of amended By-Laws of the Registrant (filed as Exhibit 2 to Post                 2
  Effective Amendment No. 2 to Registration Statement on Form N-1A (File No.
  33-4163) and incorporated herein by reference).

Form of Certificate for shares of Cash Reserve Fund Common Stock of the               4
  Registrant (filed as Exhibit 4 to Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated herein by reference).

Form of Certificate for shares of U.S. Treasury Fund Common Stock of the              4
  Registrant (filed as Exhibit 4 to Pre-Effective Amendment No. 1 to
  Registration Statement on Form N-1A (File No. 33-3143) and incorporated herein by reference).

Form of Certificate for shares of Tax Free Fund Common Stock of the                   4
  Registrant (filed as Exhibit 4 to Post-Effective Amendment No. 4 to
  Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Form of revised Investment Advisory Agreement between the Registrant and              5
  Capitoline Investment Services Incorporated (filed as Exhibit 5 to
  Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated herein by reference).

Administration Agreement between the Registrant and SEI Financial Management          6(a)
  Corporation (filed as Exhibit 6(a) to Post-Effective Amendment No. 16 to
  Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

NAME                                                                               EXHIBIT         SEQUENTIAL PAGE #
----------------------------------------------------------------------------  -----------------  ---------------------
Distribution Agreement between Registrant and SEI Financial Services Company          6(b)
  (filed as Exhibit 6(b) to Post-Effective Amendment No. 17 to Registration
  Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Custodian Agreement between Registrant and Crestar Bank (filed as Exhibit             8(a)
  8(a) to Post-Effective Amendment No. 9 to Registration Statement on Form
  N-1A (File No. 33-4163) and incorporated herein by reference).

Transfer Agency Agreement between Registrant and Crestar Bank (filed as               8(b)
  Exhibit 8(b) to Post-Effective Amendment No. 9 to Registration Statement
  on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Opinion of Hunton & Williams (filed as Exhibit 10(c) to Post-Effective               10(c)
  Amendment No. 20 to Registration Statement on Form N-1A (File No. 33-4163)
  and incorporated herein by reference).

Investment representation letter of John Y. Keffer as initial purchaser of           13
  shares of stock of the Registrant (filed as Exhibit 13 to Pre-Effective
  Amendment No. 2 to Registration Statement on Form N-1A (File No. 33-4163)
  and incorporated herein by reference).

Distribution and Service Plans adopted under Rule 12b-1 by the Registrant on         15
  behalf of each series (filed as Exhibit 15 to Post-Effective Amendment No.
  9 to Registration Statement on Form N-1A (File No. 33-4163) and
  incorporated herein by reference).

Additional Distribution and Service Plans for Cash Reserve Fund, U.S.                15(a)
  Treasury Money Fund and Tax Free Money Fund (filed as Exhibit 15(a) to
  Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated herein by reference).

Amended and Restated Distribution and Service Plan Trust Class and Investors         15(b)
  Class A (filed as Exhibit 15(b) to Post-Effective Amendment No. 16 to
  Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Amended and Restated Distribution and Service Plan Investors Class A (filed          15(c)
  as Exhibit 15(c) to Post-Effective Amendment No. 16 to Registration
  Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Investors Class B Distribution and Service Plan Contingent Deferred Sales            15(d)
  Charge Class (filed as Exhibit 15(d) to Post-Effective Amendment No. 16 to
  Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Schedule for computation of performance quotations (filed as Exhibit 16 to           16
  Post-Effective Amendment No. 10 to Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated herein by reference).

NAME                                                                               EXHIBIT         SEQUENTIAL PAGE #
----------------------------------------------------------------------------  -----------------  ---------------------
Powers of attorney (filed as Other Exhibits to Post-Effective Amendment No.   Other Exhibits
  14 to Registration Statement on Form N-1A (File No. 33-4163) and to
  Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated herein by reference).

Representation letter of Bayshore Funds, Inc. (filed as Other Exhibit to         Other Exhibits
  Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated herein by reference).

Rule 18f-3 Plan (filed as Other Exhibit to Post-Effective Amendment No. 17       Other Exhibits
  to Registration Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).